Trade and other payables	12 Months Ended
Dec. 31, 2017
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Trade and other payables
14.	Trade and other payables

	December 31, 2017	December 31, 2016

Trade payables and accrued liabilities	$360,697	$196,716
Interest payable on long-term borrowings	10,161	9,279
Payable to related parties (Note 23)	52,308	37,248
Other	12,703	10,162
	$435,869	$253,405